Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Detailed Information of Cash and Cash Equivalents

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Cash at bank	1,210	3,971
Deposits held at licensed payment platforms	2,455	4,755

	3,665	8,726